SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Professional fees	$ 37,808	$ 33,440	$ 191,534	$ 116,759
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Consulting fees	54,000	60,000	162,000	120,000
Management fees	54,000	45,000	162,000	120,000
Professional fees	32,100	32,100	96,300	92,100
Share-based compensation		27,887	209,815	40,016
Related party transactions	$ 140,100	$ 164,987	$ 630,115	$ 372,116